Regulatory Assets and Liabilities - Canada Electric Utilities (Narrative) (Details) $ in Millions		9 Months Ended	12 Months Ended
	Nov. 09, 2022	Dec. 31, 2022 CAD ($) km	Dec. 31, 2025	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($) km	Dec. 31, 2021 CAD ($)	Feb. 28, 2022 CAD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory Liabilities		$ 2,273				$ 2,273	$ 2,055
Utilities Operating Expense, Depreciation and Amortization						952	902
Contractual Obligation, to be Paid, Year One		2,776				2,776
Contractual Obligation, to be Paid, Year Two		1,272				1,272
Regulatory Assets		3,620				3,620	2,566
Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Utilities Operating Expense, Depreciation and Amortization						$ 259	246
NSPI | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Recovery Period						3 years
NSPI | Canadian Electric Utilities | Operating | Nova Scotia Cap-and-Trade ("Cap-and-Trade") Program
Public Utilities, General Disclosures [Line Items]
Regulatory Assets		172				$ 172	$ 38
NSPI | Canadian Electric Utilities | Operating | Loss from Catastrophes [Member]
Public Utilities, General Disclosures [Line Items]
Loss Contingency, Estimate of Possible Loss		10				10
NSPI | Canadian Electric Utilities | Operating | NSP Maritime Link Inc. | Nova Scotia Cap-and-Trade ("Cap-and-Trade") Program
Public Utilities, General Disclosures [Line Items]
Regulatory Assets		165				$ 165
NSPI | Range, Minimum | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						8.75%	8.75%
NSPI | Range, Maximum | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						9.25%	9.25%
Regulated common equity component						40.00%	40.00%
NSPI | Range, Maximum | Canadian Electric Utilities | Operating | Subsequent Event [Member]
Public Utilities, General Disclosures [Line Items]
Non-fuel rate increases				1.80%	1.80%
NSPI | Scenario Plan | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount				$ 115	$ 105
Public Utilities, Requested Rate Increase (Decrease), Amended, Percentage			6.90%
NSPI | Public Utilities Act | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Non-fuel rate increases	1.80%
Approved regulated return on equity	9.25%
Equity ratio	40.00%
Rate used to accrue interest	1.75%
Public Utilities, Requested Rate Increase (Decrease), Amended, Percentage						1.50%
Emera Newfoundland and Labrador Holdings Inc. | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Recovery Period						3 years
Public Utilities, Equipment, Transmission and Distribution		$ 1,800				$ 1,800
Number of pipelines						2
Length Of Pipeline | km		170				170
Regulatory Liabilities								$ 1,800
Costs not recoverable for rate approval								9
Costs not recoverable for rate approval net of tax								$ 7
Approved payment in period						$ 168	$ 172
Holdback payable		$ 2				4
Payment of holdback						$ 14
Estimate of possible percentage of receiving deliveries		90.00%				90.00%
Contractual Obligation, to be Paid, Year One		$ 164				$ 164	$ 162
Energy Delivery Commitments and Contracts, Term						35 years
Emera Newfoundland and Labrador Holdings Inc. | Range, Minimum | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						8.75%
Emera Newfoundland and Labrador Holdings Inc. | Range, Maximum | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						9.25%
Equity ratio		30.00%				30.00%